Share Capital (Details) - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Outstanding Balance, Beginning	2,235,000	6,665,000
Forfeited		(4,020,000)
Cancelled and Expired	1,335,000	410,000
Outstanding Balance, Ending	900,000	2,235,000
Weighted Average Exercise Price Outstanding Balance, Beginning	$ 0.49	$ 0.48
Weighted Average Exercise Price, Forfeited	0.00	0.46
Weighted Average Exercise Price, Expired	0.49	0.50
Weighted Average Exercise Price Outstanding, Ending Balance	0.50	0.49
Exercise Price Range, Minimum	0.30	0.30
Exercise Price Range, Maximum	$ 0.52	$ 0.52